UNREALIZED LOSSES ON SECURITIES (Schedule of Changes in the Credit Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Changes in the credit loss component of credit impaired mortgage-backed securities:
Bank of America settlement	$ 80
Collateralized Mortgage Obligations [Member] | Held-to-maturity Securities [Member]
Changes in the credit loss component of credit impaired mortgage-backed securities:
Beginning balance	299	$ 248
Initial credit impairment
Subsequent credit impairment
Reductions for amounts recognized in earnings due to intent or requirement to sell
Reductions for securities sold
Reduction for actual realized losses	(40)	(29)
Reduction for increase in cash flows expected to be collected
Bank of America settlement		80
Ending Balance	$ 259	$ 299